Property and Equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 110,277	$ 74,608
Spectrum Global Solutions, Inc. [Member]
Property and Equipment (Details) [Line Items]
Depreciation expense			$ 3,272	$ 1,720